January 13, 2010

VIA EDGAR AND

VIA FEDEX

Mr. Jay Ingram, Legal Branch Chief

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4631

Washington, DC 20549-4631

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Re:	Quaker Chemical Corporation
Registration Statement on Form S-3
Filed November 23, 2009
File No. 333-163294

Dear Mr. Ingram:

This letter is in response to the comments in your letter, dated December 16, 2009, to Michael F. Barry, the Chairman, Chief Executive Officer and President of Quaker Chemical Corporation (“Quaker”), regarding Quaker’s above-referenced registration statement (the “Registration Statement”). In order to facilitate your review, we have included under headings that correspond to those in your letter the full text of each comment, which is followed by our response. This letter of response is being provided via EDGAR along with the filing via EDGAR of Amendment No. 1 to the Registration Statement (the “Amendment”). In addition, we are providing you with two paper copies of this letter and the Amendment, which is marked to indicate the changes made to the Registration Statement. To facilitate your review of the changes made in the Amendment, we also have included in our response to each comment, as applicable, the number(s) of the page or pages of the Amendment where the comment is addressed, and we have noted in the margin of each such page of the paper copy of the Amendment the number of the comment the revision addresses.

Mr. Jay Ingram, Legal Branch Chief

January 13, 2010

General

Comment	1. Please include risk factor disclosure as required by Item 3 of Form S-3 instructions.

Response:

We believe the filing complies with the risk factors disclosure required by Item 3 of Form S-3. Risk factors disclosure has not been included in the prospectus in reliance on Item 12(d) of Form S-3, which provides that any information required in the prospectus in response to Item 3 may be included through documents filed pursuant to Section 13(a), 14 or 15(d) of the Exchange Act that are incorporated or deemed incorporated by reference into the prospectus. Quaker’s annual report on Form 10-K for the year ended December 31, 2008, which is incorporated by reference in the prospectus, includes in Item 1A thereof risk factors disclosure that Quaker has reviewed and believes to be an accurate description of the risks currently applicable to an investment in the company. The filing includes on the cover page of the prospectus a reference to the “Risk Factors” section of Quaker’s filings with the Commission as well as a reference to the applicable prospectus supplement that will, at the time of any offering, include, as appropriate, risk factors relating to the specific securities then being offered.

Calculation of Registration Fee Table

Comment

2.      We note that each share of common stock you register will include a series B preferred stock purchase right. Please revise the fee table and the front and back cover of the prospectus to indicate that you are registering the offer and sale of rights issued under an existing shareholder rights plan. See Question 116.16 in the Securities Act Forms section of the Division of Corporation Finance’s Compliance and Disclosure Interpretations. Also revise the disclosure on page 8 relating to the “Description of Securities We May Offer.”

Response:

In accordance with this comment, we have revised the fee table to list separately the Series B Preferred Stock Purchase Rights as one of the classes of securities being offered. We have also revised the front and back cover pages of the prospectus to include preferred stock purchase rights in the list of securities being offered. Finally, on page 8 of the Amendment, we have revised the disclosure appearing under the caption “Description of Securities We May Offer” to reflect that shares of common stock will, if applicable, include any associated preferred stock purchase rights, which will not be offered separately but only with any common stock to which the rights attach.

Mr. Jay Ingram, Legal Branch Chief

January 13, 2010

Incorporation of Certain Documents by Reference, page 4

Comment	3. The disclosure in paragraphs (e) and (f) implies that other reports are incorporated by reference but they are not listed. Please revise to include such reports or delete the disclosure.

Response:

In response to this comment, on page 4 of the Amendment, we have deleted from paragraphs (e) and (f), which appear as paragraphs (d) and (e) in the Amendment, the following:

“(including all amendments or reports filed for the purpose of updating that description (other than any portion of such filings that are furnished under the applicable SEC rules rather than filed)”.

Comment	4. The proxy statement is not included in the list of filings to be incorporated by reference. See Item 12 of Form S-3. Please revise.

Response:

In accordance with this comment, on page 4 of the Amendment, we have deleted from the list of documents incorporated by reference the following:

“The Company’s proxy statement dated March 31, 2009 (with respect to information contained in such proxy statement that is incorporated into Part III of the Company’s annual report on Form 10-K only).”

Undertakings, page II-5

Comment	5. We note the inclusion of the undertaking in paragraph 7, which does not appear applicable to your offering. Please delete or tell us why you included the Item 512(c) undertaking.

Response:

The Item 512(c) undertaking is included because the prospectus includes under the caption “Plan of Distribution” disclosure (which appears as the sixth paragraph on page 30 of the Amendment) to the effect that securities may be offered to Quaker’s existing security holders in a subscription rights offering and that, in such event, Quaker may enter into a standby underwriting agreement with a dealer to act as a standing underwriter with respect to any securities not subscribed for in the rights offering.

Mr. Jay Ingram, Legal Branch Chief

January 13, 2010

Exhibits and Exhibit Index

Comment

6.      The form of indenture filed as Exhibit 4.4 does not appear to cover the types of debt described in the Item 202 disclosure. To the extent Exhibit 4.4 does not cover the three types of debt referenced in the prospectus, i.e., senior, senior subordinated and subordinated, please file separate indentures or otherwise revise the Indenture to cover the types of debt covered by the registration statement.

Response

In response to this comment, we have included in the Amendment as separate exhibits a form of senior debt indenture (included as Exhibit 4.4), a form of senior subordinated debt indenture (included as Exhibit 4.5) and a form of subordinated debt indenture (included as Exhibit 4.6).

Comment	7. Please include the unit agreement in the exhibit index.

Response:

In response to this comment, we have listed as Exhibits 4.14 and 4.15, respectively, the form of unit agreement and related form of unit certificate in both the Exhibit Index and Item 16 (on page II-3 of the Amendment), in each case with a footnote to the effect that these documents will be filed as an exhibit to a Current Report on Form 8-K incorporated by reference in the prospectus in the event of an offering of units.

Comment

8.      We note disclosure that you plan to file the Form T-1 as an exhibit to a current report on Form 8-K. The Statement of Eligibility of the Trustee on Form T-1 must be filed as Exhibit 25 to the registration statement before the effective date of the registration statement or no later than two business days after the beginning of the delayed offering. If the T-1 is filed on a delayed basis, the registrant must file the Form T-1 separately under the electronic form type “305B2”. Refer to Interpretation 220.01 of the Division’s Trust Indenture Act Compliance and Disclosure Interpretations. Please revise.

Response:

In response to this comment, we have in the Amendment revised Item 16 of the Registration Statement (on page II-3 of the Amendment) and the Exhibit Index to indicate that the Form T-1 will be filed separately on a delayed basis under the electronic form type “305B2”.

Mr. Jay Ingram, Legal Branch Chief

January 13, 2010

Legal Opinion, Exhibit 5.1

Comment

9.      Please have counsel revise its opinion to opine on the series B preferred stock purchase rights and indicate that the depositary shares will entitle holders thereof to the rights specified in the depositary “agreement” rather than the depositary “shares.” Refer to the last sentence of paragraph 4.

Response:

In response to this comment, we have revised the Exhibit 5 opinion (i) to include as a new paragraph 4 an opinion with respect to the Series B Preferred Stock Purchase Rights, and (ii) to make the requested change to the last sentence of the opinion relating to depositary shares, which appears as paragraph 5 of the revised opinion included in the Amendment.

We and Quaker have made every effort to be fully responsive to all of your comments. If you have any questions concerning our responses or require additional information in connection with your review of the Amendment, please do not hesitate to contact the undersigned at 215-979-1926.

Very truly yours,

/s/ Howell J. Reeves
Howell J. Reeves

HR:RK